Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Registrant CIK	0001997403
Fiscal Year End	--12-31
Document Period Start Date	Jan. 01, 2024
Document Type	20-F/A
Post-Effective Amendment Number	2
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41852
Entity Registrant Name	ZenaTech, Inc.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	777 Hornby Street
Entity Address, Address Line Two	Suite 1460
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6Z 1S4
Entity Address, Address Description	Address of principal executive offices
Contact Personnel Fax Number	(647) 249-1622
Contact Personnel Email Address	investors@zenatech.com
Title of 12(b) Security	Common Shares, par value $0.30
Trading Symbol	ZENA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	48,020,885
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	amends the Original Form 20-F and Amendment No.1 to the Original Form 20-F ("Amendment 1") also filed with the SEC on April 29, 2026, solely to update (i) the disclosure to Note 19 Subsequent Events in the Audited Consolidated Financial Statements (the "Financial Statements") in the Original Form 20-F, as amended, to include events that were inadvertently omitted in the Original Form 20-F, as amended, and (ii) to make minor corrections to certain language in the Notes to the Financial Statements in the Original Form 20-F, as amended
Amendment Flag	true
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Auditor Name	Bansal & Co. LLP
Auditor Firm ID	2807
Auditor Location	New Delhi, India
Business Contact
Entity Address, Address Line One	777 Hornby Street
Entity Address, Address Line Two	Suite 1460
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6Z 1S4
Entity Address, Address Description	Name, Telephone, Email and/or Facsimile number and Address of Company Contact Person
Contact Personnel Name	Shaun Passley, PhD
Contact Personnel Fax Number	(647) 249-1622
Contact Personnel Email Address	investors@zenatech.com